FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	£ 21,595
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	28,438	£ 48,765
Gross carrying amount [member] | Deposits From Banks [Member] | Repurchase Agreements [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	21,170	23,175
Gross carrying amount [member] | Deposits from Customers [Member] | Collateral Pledged [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent		2,638
Gross carrying amount [member] | Deposits from Customers [Member] | Repurchase Agreements [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	1,818
At fair value [member] | Deposits From Banks [Member] | Collateral Pledged [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	19,615	23,082
At fair value [member] | Deposits from Customers [Member] | Collateral Pledged [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent		£ 2,640
At fair value [member] | Deposits from Customers [Member] | Repurchase Agreements [Member]
FINANCIAL RISK MANAGEMENT (Details) - Collateral Pledged as Security [Line Items]
Repurchase agreements and cash collateral on securities lent	£ 1,710